Employee Benefits and Other Expenses Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Other Expenses Textual [Abstract]
Net actuarial loss to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	$ 122,000,000
Net prior service credit to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	2,000,000
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year, projected benefit obligation	7.00%
Decrease in assumed health care cost trend, rate, projected benefit obligation	(0.25%)
Ultimate health care cost trend rate, projected benefit obligation	5.00%
Year that rate reaches ultimate health care cost trend rate, projected benefit obligation	2023
Health care cost trend rate assumed for next fiscal year, periodic benefit cost	7.25%
Decrease in assumed health care cost trend, rate, periodic benefit cost	(0.25%)
Ultimate health care cost trend rate, periodic benefit cost	5.00%
Year that rate reaches ultimate health care cost trend rate, periodic benefit cost	2023
Increase in benefit obligation due to increasing assumed health care trend by one percentage point	45,000,000
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point	2,000,000
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point	40,000,000
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point	2,000,000
Defined Contribution Retirement Plans [Abstract]
Defined contribution retirement plan expense	1,100,000,000	1,200,000,000	1,100,000,000
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Cash balance plan settlement	123,000,000	123,000,000
Employer contribution	0
Cash balance plan [Member] | Equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	30.00%
Asset allocation, maximum of target mix range	50.00%
Cash balance plan [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Cash balance plan [Member] | Real estate, venture capital, private equity and other investments [Member]
Investment Strategy and Asset Allocation [Abstract]
Target asset allocation	10.00%
401(h) trust [Member] | Equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
401(h) trust [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
VEBA [Member] | Equity securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	20.00%
Asset allocation, maximum of target mix range	40.00%
VEBA [Member] | Total debt securities [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	60.00%
Asset allocation, maximum of target mix range	80.00%
Pension benefits [Member] | Long duration fixed income [Member]
Investment Strategy and Asset Allocation [Abstract]
Duration target	10 years
Pension benefits [Member] | Domestic large-cap stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Number of unique investment strategies	7
Pension benefits [Member] | Domestic small-cap stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Number of unique investment strategies	4
Pension benefits [Member] | Global stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Number of unique investment strategies	3
Pension benefits [Member] | International stocks [Member]
Investment Strategy and Asset Allocation [Abstract]
Number of unique investment strategies	6
Pension benefits [Member] | Hedge funds [Member]
Investment Strategy and Asset Allocation [Abstract]
Number of hedge fund managers (more than 30)	30
Other benefits [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Employer contribution	$ 19,000,000	$ 0
Defined Benefit Plan, Total Plan Assets [Member] | Investment Strategy [Member] | Pension benefits [Member] | Domestic large-cap stocks [Member] | Maximum [Member]
Investment Strategy and Asset Allocation [Abstract]
Concentration risk percentage	2.50%
Defined Benefit Plan, Total Plan Assets [Member] | Investment Strategy [Member] | Pension benefits [Member] | Domestic small-cap stocks [Member] | Maximum [Member]
Investment Strategy and Asset Allocation [Abstract]
Concentration risk percentage	2.00%
Defined Benefit Plan, Total Plan Assets [Member] | Investment Strategy [Member] | Pension benefits [Member] | Global stocks [Member] | Maximum [Member]
Investment Strategy and Asset Allocation [Abstract]
Concentration risk percentage	1.50%
Defined Benefit Plan, Total Plan Assets [Member] | Investment Strategy [Member] | Pension benefits [Member] | International stocks [Member] | Maximum [Member]
Investment Strategy and Asset Allocation [Abstract]
Concentration risk percentage	2.50%
Defined Benefit Plan, Total Plan Assets [Member] | Investment Strategy [Member] | Pension benefits [Member] | Hedge funds [Member] | Maximum [Member]
Investment Strategy and Asset Allocation [Abstract]
Concentration risk percentage	0.15%
United States Pension Plan of US Entity [Member] | Wells Fargo And Company 401(k) Plan [Member]
Defined Contribution Retirement Plans [Abstract]
Service period for employee to be eligible for 401(k) plan	1 month
Percentage of employee contribution (up to 50%)	50.00%
Service period for employee to be eligible for company matching contributions	1 year
Percentage of employer match (up to 6%)	6.00%
Matching contribution vesting percentage	100.00%
Service period for employee to be eligible for profit sharing contributions	1 year
Profit sharing contribution vesting period	3 years